Loans and liquidity investments (Tables)	12 Months Ended
Dec. 31, 2023
Loans and liquidity investments.
Schedule of loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2023	2022
Loans:
Loans in the form of interest--bearing securities	51,227	54,257
Loans to credit institutions	19,009	22,145
Loans to the public	224,165	207,737
Less:
Cash collateral under the security agreements for derivative contracts[1]	-11,098	-10,691
Total lending portfolio	283,303	273,448

Liquidity investments:
Cash and cash equivalents	3,482	4,060
Treasuries/government bonds	11,525	15,048
Other interest-bearing securities except loans	41,561	57,144
Total liquidity investments	56,568	76,252
of which issued by public authorities	10,760	19,014

Schedule of difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2023	2022
Sum of amounts exceeding nominal	51	87
Sum of amounts falling below nominal	-652	-479

Schedule of outstanding loans per business area

Outstanding loans per business area

			of which the CIRR-system
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Skr mn	2023	2022	2023	2022
Lending to Swedish exporters	134,914	128,399	—	—
Lending to exporters’ customers	148,389	145,049	101,361	94,241
Total lending portfolio[1]	283,303	273,448	101,361	94,241
1	Including concessionary loans in the amount of Skr 174 million (year-end 2022: Skr 361 million).